Leases (Details Narrative) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 09, 2023 USD ($) ft²	Mar. 08, 2021 USD ($) ft²	Feb. 05, 2021 USD ($) ft²
Rental expense	$ 100	$ 200	$ 100	$ 700	$ 700	$ 1,500
Right-of-use assets	214		214		274	3,157
Area of leased space | ft²							6,041	21,401	6,041
Annual rent							$ 600	$ 1,500	$ 500
Lease contract term								8 years 6 months	5 years
Security deposit								$ 800
Term of option to extend lease								5 years
Line of credit	$ 750		$ 750
Short-term leases					100	300
Hood Park [Member]
Right-of-use assets					1,700
Line of credit					750
Operating lease liabilities					$ 8,500
Other Noncurrent Assets [Member]
Security deposit						$ 100